Revenue Recognition - Summary of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 791,021	$ 879,396	$ 3,155,671	$ 3,785,063	$ 3,707,628
Sales Brand Centric Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	293,531	317,598
Sales Brand Retail Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	240,793	190,200
Sales Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	534,324	507,798
Marketing Brand Centric Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	116,982	96,365
Marketing Retail Centric Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	139,715	275,233
Marketing Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 256,697	$ 371,598